INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

3. INTANGIBLE ASSETS

Intangible assets consisted of the following:

	Effective Date	End Date	March 31, 2024	December 31, 2023
Sub license (Non-Exclusive)	March 31, 2021	August 31, 2038	$471,000	$471,000
Sub license (Exclusive)	August 30, 2022	August 31, 2038	$1,784,000	$1,784,000
Less – accumulated amortization			(264,380)	(228,833)
Total intangible assets, net			$1,990,620	$2,026,167

On March 19, 2021, the Company executed two agreements with ARC in exchange for 5,233,332 Class A shares of the Company. Based on a recent sale of equity at $0.09 per share, these shares were valued at $471,000 and the entire amount is classified as intangible assets.

On August 30, 2022, the Company entered into an another agreement with ARC in exchange for an additional 4,000,000 shares of the Company. Based on an independent 409a valuation of the Company as of August 30, 2022, these shares were valued at $1,784,000, or $0.446 per share, and the entire amount is classified as intangible assets. With this agreement, the Company has obtained the exclusive rights of the patented technology which was licensed in the previous transactions. The independent company performing the 409a valuation utilized the fair value standard set forth by FASB ASC 820 – Fair Value Measurements and Disclosures, defined as the amount at which the liability could be incurred in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of the sub license was based on quoted prices for similar assets in active markets or inputs that are observable which represent Level 2 measurements within the fair value hierarchy. Fair value is the price, in terms of cash or equivalent, that a buyer could reasonably expect to pay, and a seller could reasonably be expected to accept, if the business were exposed for sale on the open market for a reasonable period.

Amortization expense was $35,547 for the three months period ended March 31, 2024 and 2023, respectively.

Future amortization expense of intangible assets is as follows:

Years ending December 31,	Amount

2024 (9 months remaining)	$106,640
2025	142,187
2026	142,187
2027	142,187
2028	142,187
Thereafter	1,315,232

Total	$1,990,620

3. INTANGIBLE ASSETS

Intangible assets consisted of the following:

	Effective Date	End Date	December 31, 2023	December 31, 2022
Sub license (Non-Exclusive)	March 31, 2021	August 31, 2038	$471,000	$471,000
Sub license (Exclusive)	August 30, 2022	August 31, 2038	$1,784,000	$1,784,000
Less – accumulated amortization			(228,833)	(86,645)
Total intangible assets, net			$2,026,167	$2,168,355

On March 19, 2021, the Company executed two agreements with ARC in exchange for 5,233,332 Class A shares of the Company. Based on a recent sale of equity at $0.09 per share, these shares were valued at $471,000 and the entire amount is classified as intangible assets.

On August 30, 2022, the Company entered into an another agreement with ARC in exchange for an additional 4,000,000 shares of the Company. Based on an independent 409a valuation of the Company as of August 30, 2022, these shares were valued at $1,784,000, or $0.446 per share, and the entire amount is classified as intangible assets. With this agreement, the Company has obtained the exclusive rights of the patented technology which was licensed in the previous transactions. The independent company performing the 409a valuation utilized the fair value standard set forth by FASB ASC 820 – Fair Value Measurements and Disclosures, defined as the amount at which the liability could be incurred in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of the sub license was based on quoted prices for similar assets in active markets or inputs that are observable which represent Level 2 measurements within the fair value hierarchy. Fair value is the price, in terms of cash or equivalent, that a buyer could reasonably expect to pay, and a seller could reasonably be expected to accept, if the business were exposed for sale on the open market for a reasonable period.

Amortization expense was $142,188 and $65,866 for the years ended December 31, 2023 and 2022, respectively.

Future amortization expense of intangible assets is as follows:

Years ending December 31,	Amount

2024	$142,187
2025	142,187
2026	142,187
2027	142,187
2028	142,187
Thereafter	1,315,232

Total	$2,026,167